Supplement to the current prospectus

MFS(R) International New Discovery Fund

Effective October 17, 2007, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows:

Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the fund's portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund unless otherwise specified.

--------------------- --------------- ---------- ---------------------------
Portfolio Manager     Primary Role    Since      Title    and   Five   Year
                                                 History
--------------------- --------------- ---------- ---------------------------
--------------------- --------------- ---------- ---------------------------
David A. Antonelli    Portfolio       1997       Executive Vice President
                      Manager                    and Chief Investment
                                                 Officer of Non-U.S. and
                                                 Global Investments;
                                                 employed in the
                                                 investment management
                                                 area of MFS since 1991.
--------------------- --------------- ---------- ---------------------------
--------------------- --------------- ---------- ---------------------------
Peter F. Fruzzetti    Portfolio       2004       Investment Officer of
                      Manager                    MFS; employed in the
                                                 investment management
                                                 area of MFS since 2000.
--------------------- --------------- ---------- ---------------------------
--------------------- --------------- ---------- ---------------------------
Jose Luis Garcia      Portfolio       October    Investment Officer of
                      Manager         2007       MFS; employed in the
                                                 investment management area of
                                                 MFS since 2002; Chief Executive
                                                 Officer of Telefonica B2B
                                                 (Mexico City) prior to 2002.
--------------------- --------------- ---------- ---------------------------


                The date of this supplement is October 18, 2007.